Investment Risks	Feb. 17, 2026
GSR DIGITAL ASSET TREASURY COMPANIES ETF | Digital Asset Treasury Companies Risk Member
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Digital Asset Treasury Companies Risk. Digital Asset Treasury Companies face unique risks as a result of holding digital assets in their corporate treasury. The speculative perception of digital assets may overshadow the fundamentals of such companies, leading to exaggerated price movements based on market sentiment, hype, or fear. Such companies may face criticism for adopting a digital asset treasury strategy, particularly during periods of declining digital asset prices, potentially harming their reputation and stock value. Companies may also face scrutiny or reputational damage for associating with digital assets, which some stakeholders view as controversial due to concerns such as environmental impact, use in illicit activities, or lack of regulatory clarity. Companies with significant international operations may face challenges if jurisdictions impose restrictions on the use, trade, or holding of digital assets. Companies holding digital assets may face accounting challenges, such as recording impairment losses when digital asset prices decline, even if the holdings are not sold. This can distort reported financial performance metrics. The value of the Fund’s investments in instruments that provide exposure to Digital Asset Treasury Companies—and therefore the value of an investment in the Fund—could decline significantly and without warning. The value of the Fund’s investments will not necessarily correlate directly with the price performance of any specific digital asset because Digital Asset Treasury Companies typically engage in other businesses unrelated to digital assets and may derive a larger portion of their revenues from sources unrelated to their digital asset holdings. Certain Digital Asset Treasury Companies in which the Fund may invest may engage in staking or similar activities with respect to their digital asset holdings, which may subject such companies to additional operational, regulatory, technological, and liquidity risks.

Digital Asset Treasury Companies are often (but not always) newer companies with less experienced management, limited operating histories with less financial information than well established issuers. Many such companies have limited or no operating revenues independent of their digital asset holdings and may rely on external financing to fund operations, service debt, acquire additional digital assets, or meet liquidity needs. As a result, these companies may be particularly sensitive to changes in interest rates, credit market conditions, and investor risk appetite. Rising funding costs, constrained access to capital, or adverse market conditions may materially and adversely affect their financial condition and the value of the Fund’s investments.

The market price of securities issued by Digital Asset Treasury Companies may trade at a discount or premium relative to the value of the digital assets held on their balance sheets, net of liabilities. In certain circumstances, a company’s market capitalization may be less than the implied net asset value of its digital asset holdings, which may limit the company’s ability to raise capital on favorable terms. To the extent a Digital Asset Treasury Company seeks to raise additional capital through the issuance of equity securities, convertible instruments, or other financings, such issuances may be dilutive to existing shareholders and may adversely affect the market price of the company’s securities. Similarly, the sale or encumbrance of digital asset holdings to fund operations or repay obligations could adversely affect a company’s financial condition. Digital Asset Treasury Companies that are large holders of a particular digital asset may, by virtue of the size or concentration of their holdings, influence the liquidity, supply-demand dynamics, or price volatility of that digital asset. Actual or perceived sales, purchases, transfers, or pledges of digital assets by such companies may contribute to increased market volatility or negatively affect market prices. In stressed market conditions, a company’s efforts to liquidate or rebalance a large digital asset position may exacerbate price declines or result in unfavorable execution prices, which could further impair the company’s financial condition and the value of the Fund’s investment.

Although some larger capitalization companies qualify as Digital Asset Treasury Companies, Digital Asset Treasury Companies also include companies that have small- or micro-capitalizations, and their securities may qualify as Penny Stocks, may be issued in IPOs, or may be the result of a merger with a SPAC (as defined below). If you are not prepared to accept significant and unexpected changes in the value of the Fund, you should not invest in the Fund.

Digital assets are assets that are created, issued, transferred, and stored using distributed ledger or blockchain technology or other cryptographic methods. Digital assets may include cryptocurrencies, digital tokens, stablecoins, and other blockchain-based instruments, and may be native to a particular blockchain network or issued by an entity using a blockchain or similar technology. Digital assets are typically recorded on a decentralized or distributed ledger and may be transferred directly between parties without the involvement of traditional financial intermediaries. The types of digital assets held by such companies may vary over time and across issuers and are determined by each company’s investment objectives, risk tolerance, liquidity needs, and regulatory considerations.

Digital assets held by Digital Asset Treasury Companies may include:

Bitcoin, which is commonly held as a long-term store of value or treasury reserve asset due to its fixed supply, established network, and market liquidity.

Ethereum and other smart-contract platform assets, which may be held to support participation in blockchain-based networks, decentralized applications, or related ecosystem activity.

Other digital assets, including alternative cryptocurrencies or tokens, which may be held opportunistically or in connection with a company’s broader digital-asset strategy.
Bitcoin Risk. Bitcoin is a decentralized digital asset that is not issued or guaranteed by any government or central authority. The value of Bitcoin is highly volatile and subject to rapid and substantial price fluctuations driven by market sentiment, macroeconomic conditions, liquidity constraints, regulatory developments, technological changes, and other factors. Bitcoin markets may be less liquid and more fragmented than traditional securities markets, and trading venues for Bitcoin are generally subject to less regulation and oversight than U.S. securities exchanges. In addition, Bitcoin is subject to risks related to forks, changes to the Bitcoin protocol, cybersecurity incidents, or attacks on the Bitcoin network, any of which could adversely affect its functionality, adoption, or value. Companies that hold Bitcoin may experience significant volatility in their financial condition and market valuation, which may adversely affect the Fund’s investments.

Ether Risk. Ethereum is a decentralized blockchain platform that supports smart contracts and decentralized applications and operates using a proof-of-stake consensus mechanism. The value of Ether, the native digital asset of the Ethereum network, is highly volatile and may be affected by factors including network usage, transaction fees, technological upgrades, competition from other blockchain platforms, regulatory developments, and market sentiment. The Ethereum network is subject to risks associated with protocol changes, software bugs, network congestion, validator concentration, or failures related to staking mechanisms. In addition, changes to the Ethereum protocol or economic incentives for validators and stakers may have unintended consequences that adversely affect network performance or the value of Ether. Companies that hold Ether may be exposed to both market volatility and operational risks related to network participation.

Because the Fund invests in securities of Digital Asset Treasury Companies rather than directly in digital assets, the Fund is exposed to both the risks associated with Bitcoin, Ethereum, and other digital assets and the business, operational, financial, and regulatory risks specific to such companies. Adverse developments affecting Bitcoin or Ethereum may materially and adversely affect the value of the Fund’s investments.

Digital Asset Treasury Companies in which the Fund invests may participate in staking programs with respect to some or all of their digital asset holdings. Staking generally involves committing digital assets to a blockchain network or protocol in order to support network operations, such as transaction validation or network security, in return for rewards that may be paid in additional digital assets. Staking activities expose such companies, and indirectly the Fund, to a number of risks, such as liquidity and lock-up, slashing of digital assets and other penalties associated with staking, operational and technology risk, custody and control risk, and validator and other service provider risk. The Fund does not directly control the staking decisions or operational practices of Digital Asset Treasury Companies and may have limited visibility into the specific staking arrangements, counterparties, or protocols utilized. As a result, adverse developments related to staking activities may materially and adversely affect the value of the Fund’s investment in such companies.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Digital Asset Treasury Companies Risk, Bitcoin Risk Member
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Bitcoin Risk. Bitcoin is a decentralized digital asset that is not issued or guaranteed by any government or central authority. The value of Bitcoin is highly volatile and subject to rapid and substantial price fluctuations driven by market sentiment, macroeconomic conditions, liquidity constraints, regulatory developments, technological changes, and other factors. Bitcoin markets may be less liquid and more fragmented than traditional securities markets, and trading venues for Bitcoin are generally subject to less regulation and oversight than U.S. securities exchanges. In addition, Bitcoin is subject to risks related to forks, changes to the Bitcoin protocol, cybersecurity incidents, or attacks on the Bitcoin network, any of which could adversely affect its functionality, adoption, or value. Companies that hold Bitcoin may experience significant volatility in their financial condition and market valuation, which may adversely affect the Fund’s investments.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Digital Asset Treasury Companies Risk, Ether Risk Member
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Ether Risk. Ethereum is a decentralized blockchain platform that supports smart contracts and decentralized applications and operates using a proof-of-stake consensus mechanism. The value of Ether, the native digital asset of the Ethereum network, is highly volatile and may be affected by factors including network usage, transaction fees, technological upgrades, competition from other blockchain platforms, regulatory developments, and market sentiment. The Ethereum network is subject to risks associated with protocol changes, software bugs, network congestion, validator concentration, or failures related to staking mechanisms. In addition, changes to the Ethereum protocol or economic incentives for validators and stakers may have unintended consequences that adversely affect network performance or the value of Ether. Companies that hold Ether may be exposed to both market volatility and operational risks related to network participation.

Because the Fund invests in securities of Digital Asset Treasury Companies rather than directly in digital assets, the Fund is exposed to both the risks associated with Bitcoin, Ethereum, and other digital assets and the business, operational, financial, and regulatory risks specific to such companies. Adverse developments affecting Bitcoin or Ethereum may materially and adversely affect the value of the Fund’s investments.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Digital Assets Risk Member
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Digital Assets Risk. The performance of Digital Asset Treasury companies, and consequently the Fund’s performance, is subject to the risks of the digital assets and crypto currency markets. The trading prices of many digital assets/cryptocurrency have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of Digital Asset Treasury companies, which, in turn, is subject to the fundamental investment characteristics of digital assets generally, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of digital assets. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as BTC and ETH, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Equity Securities Risk Member
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Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Private Investments in Public Equity (“PIPEs”) Risk. Investments in PIPEs are subject to numerous risks. Securities acquired in PIPE transactions are typically restricted securities that are not registered with the Securities and Exchange Commission (“SEC”) and may be subject to contractual restrictions on resale. PIPEs are often issued where a company may not have access to traditional financing, for example, because its performance is poor or capitalization is too small. As a result, PIPE securities may be less liquid and more difficult to value than securities purchased in the public markets. The Fund may not be able to sell PIPE securities at the desired time or price, which could adversely affect the Fund’s performance. In addition, issuers may offer PIPE securities at a discount to the prevailing market price, but there is no assurance that the market price of such securities will appreciate or that the discount will result in a favorable return for the Fund. Issuers of PIPE securities may also be financially distressed or have limited operating histories, which may increase the risk of loss.

Special Purpose Acquisition Companies ("SPACs") Risk. The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Initial Public Offerings ("IPO") Risk. The Fund may invest in companies that have recently completed an initial public offering (“IPO”). IPO issuers often have limited operating histories, may be subject to greater price volatility, and typically have less publicly available information than more established companies. Securities of IPO issuers may experience significant price declines after the initial offering period, including when lock-up agreements expire and additional shares become eligible for sale. There can be no assurance that the Fund will be able to purchase IPO securities at favorable prices or that such securities will perform as expected.

Penny Stock Risk. The Fund may invest in penny stock companies, which are generally smaller companies whose securities trade at relatively low prices. Penny stocks are often subject to greater price volatility, lower liquidity, and wider bid-ask spreads than securities of larger, more established companies. Penny stock issuers may have limited financial resources, less experienced management, and reduced access to capital markets. Investments in penny stocks may be speculative and involve a greater risk of loss.

Micro-Capitalization Company Risk. Micro-capitalization companies involve a higher degree of risk than small- or mid-capitalization companies. Micro-capitalization companies, including many IPO issuers, SPACs, and penny stock companies often have very limited operating histories, narrow product lines, limited financial and personnel resources, and reduced access to capital markets. These companies may be more susceptible to business setbacks, regulatory developments, and adverse market conditions. Micro-capitalization companies are less liquid and may trade in lower volumes and may be more difficult to value and sell than securities of larger companies, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. As a result, these securities may experience greater volatility and declines in value.

Small- and Mid-Capitalization Companies Risk. The Fund may invest in securities of small- and/or mid-capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Large Capitalization Companies Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Equity Securities Risk, Private Investments In Public Equity (“PIPEs”) Risk Member
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Private Investments in Public Equity (“PIPEs”) Risk. Investments in PIPEs are subject to numerous risks. Securities acquired in PIPE transactions are typically restricted securities that are not registered with the Securities and Exchange Commission (“SEC”) and may be subject to contractual restrictions on resale. PIPEs are often issued where a company may not have access to traditional financing, for example, because its performance is poor or capitalization is too small. As a result, PIPE securities may be less liquid and more difficult to value than securities purchased in the public markets. The Fund may not be able to sell PIPE securities at the desired time or price, which could adversely affect the Fund’s performance. In addition, issuers may offer PIPE securities at a discount to the prevailing market price, but there is no assurance that the market price of such securities will appreciate or that the discount will result in a favorable return for the Fund. Issuers of PIPE securities may also be financially distressed or have limited operating histories, which may increase the risk of loss.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Equity Securities Risk, Special Purpose Acquisition Companies ("SPACs") Risk Member
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Special Purpose Acquisition Companies ("SPACs") Risk. The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Equity Securities Risk, Initial Public Offerings ("IPO") Risk Member
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Initial Public Offerings ("IPO") Risk. The Fund may invest in companies that have recently completed an initial public offering (“IPO”). IPO issuers often have limited operating histories, may be subject to greater price volatility, and typically have less publicly available information than more established companies. Securities of IPO issuers may experience significant price declines after the initial offering period, including when lock-up agreements expire and additional shares become eligible for sale. There can be no assurance that the Fund will be able to purchase IPO securities at favorable prices or that such securities will perform as expected.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Equity Securities Risk, Penny Stock Risk Member
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Penny Stock Risk. The Fund may invest in penny stock companies, which are generally smaller companies whose securities trade at relatively low prices. Penny stocks are often subject to greater price volatility, lower liquidity, and wider bid-ask spreads than securities of larger, more established companies. Penny stock issuers may have limited financial resources, less experienced management, and reduced access to capital markets. Investments in penny stocks may be speculative and involve a greater risk of loss.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Equity Securities Risk, Micro-Capitalization Company Risk Member
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Micro-Capitalization Company Risk. Micro-capitalization companies involve a higher degree of risk than small- or mid-capitalization companies. Micro-capitalization companies, including many IPO issuers, SPACs, and penny stock companies often have very limited operating histories, narrow product lines, limited financial and personnel resources, and reduced access to capital markets. These companies may be more susceptible to business setbacks, regulatory developments, and adverse market conditions. Micro-capitalization companies are less liquid and may trade in lower volumes and may be more difficult to value and sell than securities of larger companies, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. As a result, these securities may experience greater volatility and declines in value.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Equity Securities Risk, Small- And Mid-Capitalization Companies Risk Member
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Small- and Mid-Capitalization Companies Risk. The Fund may invest in securities of small- and/or mid-capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Equity Securities Risk, Large Capitalization Companies Risk Member
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Large Capitalization Companies Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Equity Securities Risk, Restricted Securities Risk Member
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Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Digital Asset Technology And Mining Risk Member
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Digital Asset Technology and Mining Risk. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with digital assets by virtue of its investments in equity securities of Digital Asset Treasury Companies. Investing in digital assets exposes investors (and, in turn, Digital Asset Treasury Companies and their shareholders) to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding evolving technologies, limited evaluation due to the relatively short trading and adoption history of many digital assets, and the potential decline in adoption and value over the long term. The extreme volatility of digital asset prices is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for digital assets and restrict their usage. Additionally, risks associated with the sale or transfer of newly issued or mined digital assets, reliance on digital asset trading platforms, competition among alternative digital assets, modifications to underlying blockchain networks, and intellectual property claims pose further challenges to digital asset-linked investments.

Companies engaged in digital asset mining are particularly susceptible to operational and financial risk caused by cyberattacks, hacking, malware, and other types of unauthorized access that could affect the company’s mining equipment, digital asset inventory, and other mining rewards, all of which may adversely affect the mining company’s profitability. Environmental concerns and related government regulations and restrictions have, and may again in the future, target digital asset mining companies.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Concentration Risk Member
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Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Software Company Risk. Investing in companies engaged in the software business may expose the Fund to specific risks related to all companies engaged in the software business. Such companies can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. These companies are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many software companies , and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Information Technology Company Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, information technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Concentration Risk, Software Company Risk Member
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Software Company Risk. Investing in companies engaged in the software business may expose the Fund to specific risks related to all companies engaged in the software business. Such companies can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. These companies are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many software companies , and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Concentration Risk, Information Technology Risk Member
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Information Technology Company Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, information technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Costs Of Buying And Selling Fund Shares
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Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Active Management Risk Member
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Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Cyber Security Risk Member
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Risk [Text Block]	Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. This risk is especially heightened for Digital Asset Treasury Companies, particularly with regard to custody of the digital assets held by such companies, which are bearer instruments and can be used by anyone in possession of them. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
GSR DIGITAL ASSET TREASURY COMPANIES ETF | Liquidity Risk Member
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Liquidity Risk. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Market Risk
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Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | New Fund Risk Member
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | New Adviser Risk Member
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New Adviser Risk. The Adviser is a new entity formed in 2025 and, as an entity, has not previously managed a registered investment company. As such, the Adviser has no operating history or performance track record and may not achieve the intended result in managing the Fund.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Operational Risk Member
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•    Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to
NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•    Cash Redemption Risk. Although the Fund intends for most redemptions to be in-kind, it may be required from time to time to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•    Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•    Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•    Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

GSR DIGITAL ASSET TREASURY COMPANIES ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
GSR DIGITAL ASSET TREASURY COMPANIES ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. Although the Fund intends for most redemptions to be in-kind, it may be required from time to time to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
GSR DIGITAL ASSET TREASURY COMPANIES ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
GSR DIGITAL ASSET TREASURY COMPANIES ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
GSR DIGITAL ASSET TREASURY COMPANIES ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
GSR DIGITAL ASSET TREASURY COMPANIES ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
GSR DIGITAL ASSET TREASURY COMPANIES ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
GSR DIGITAL ASSET TREASURY COMPANIES ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

GSR CRYPTO CORE3 ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Assets, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.
GSR CRYPTO CORE3 ETF | Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

GSR CRYPTO CORE3 ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Unbonding periods for staked Reference Assets may range from several days to several weeks depending on network conditions. Accordingly, staked assets may not be sold within the typical settlement times of other assets and may be deemed illiquid. The Adviser will manage the Fund’s portfolio assets to be within applicable liquidity limits under the Fund’s liquidity risk management program and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods. Certain assets held by the Fund, including the Reference Assets, may be difficult to sell during times of market turmoil. Illiquid assets may be difficult to value, especially in changing or volatile markets.

GSR CRYPTO CORE3 ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GSR CRYPTO CORE3 ETF | New Adviser Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk. The Adviser is a new entity formed in 2025 and, as an entity, has not previously managed a registered investment company. As such, the Adviser has no operating history or performance track record and may not achieve the intended result in managing the Fund.

GSR CRYPTO CORE3 ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GSR CRYPTO CORE3 ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in digital assets and staking rewards from staking digital assets or derivatives based upon digital assets presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Assets through investments in the GSR Crypto Core3 Subsidiary, which is intended to provide the Fund with exposure to digital asset returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the GSR Crypto Core3 Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to digital asset returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders and resulting taxes could substantially reduce the Fund’s net assets and that the Fund could be required to recognize unrealized gains and pay substantial taxes and interest. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

GSR CRYPTO CORE3 ETF | Crypto Currency Risk (Reference Assets) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Crypto Currency Risk (Reference Assets). The Reference Assets are relatively new innovations and are subject to unique and substantial risks. Crypto currencies are a subset of digital assets, representing blockchain-based tokens that function primarily as mediums of exchange, stores of value, or units of account, whereas digital assets more broadly include any electronically represented asset with economic value, such as tokens, stablecoins, and other distributed-ledger-based instruments. The markets for the Reference Assets are subject to rapid price swings, changes, and uncertainty. A significant portion of the demand for the Reference Assets may be the result of speculation. Such speculation regarding the potential future appreciation of the price of the Reference Assets may artificially inflate or deflate prices and increase volatility. The further development of the Bitcoin, Ethereum, and Solana networks, and the acceptance and use of the Reference Assets, are subject to a variety of factors that are difficult to evaluate. The slowing, stopping, or reversing of the development of these networks or the acceptance of the Reference Assets may adversely affect price and liquidity. Each Reference Asset is subject to the risk of fraud, theft, manipulation, security failures, operational disruptions, or other problems that impact trading platforms. In proof-of-stake networks applicable to certain Reference Assets (e.g., Ethereum and Solana), if a coordinated group of validators were to gain control of a substantial portion of staked assets, they could execute attacks, manipulate transactions, or halt payments. A significant portion of the Reference Assets may be held by a small number of holders sometimes referred to as “whales,” and transactions by these holders may influence price.

The Reference Assets generally trade on trading platforms that support trading in a variety of crypto assets, and such platforms may be operating out of compliance with applicable regulations. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, trading venues for the Reference Assets are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote the Reference Assets in a way that artificially increases prices). Investors may be more exposed to the risk of theft, fraud, and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading platforms have been closed due to fraud, failure, or security breaches. Investors may have little or no recourse should such theft, fraud, or manipulation occur and could suffer significant losses. Crypto asset trading platforms where the Reference Assets are traded may become subject to enforcement actions by regulatory authorities. The realization of any of these risks could result in a decline in the acceptance of the Reference Assets and consequently a reduction in the value of the Reference Assets, ETFs that seek to track them, and the Fund.

Bitcoin Risk. Bitcoin is a decentralized crypto currency that is not issued or guaranteed by any government or central authority. The value of Bitcoin is highly volatile and subject to rapid and substantial price fluctuations driven by market sentiment, macroeconomic conditions, liquidity constraints, regulatory developments, technological changes, and other factors. Bitcoin markets may be less liquid and more fragmented than traditional securities markets, and trading venues for Bitcoin are generally subject to less regulation and oversight than U.S. securities exchanges. In addition, Bitcoin is subject to risks related to forks, changes to the Bitcoin protocol, cybersecurity incidents, or attacks on the Bitcoin network, any of which could adversely affect its functionality, adoption, or value. Companies that hold Bitcoin may experience significant volatility in their financial condition and market valuation, which may adversely affect the Fund’s investments. The supply of bitcoin is governed by the Bitcoin protocol, which limits the total number of bitcoins that may ever be created to 21 million. New bitcoins are introduced into circulation as block rewards paid to miners, with the issuance rate decreasing over time through periodic “halving” events. Bitcoin does not have a central authority that can modify its supply in response to market conditions, and there is no assurance that the fixed supply model will support long-term value or adoption. Transaction fees, miner incentives, and market demand play a significant role in the economics of the Bitcoin network and may affect the cost, speed, and reliability of bitcoin transactions.

Ether Risk. Ethereum is a decentralized blockchain platform that supports smart contracts and decentralized applications and operates using a proof-of-stake consensus mechanism. The value of Ether, the native crypto currency of the Ethereum network, is highly volatile and may be affected by factors including network usage, transaction fees, technological upgrades, competition from other blockchain platforms, regulatory developments, and market sentiment. The Ethereum network is subject to risks associated with protocol changes, software bugs, network congestion, validator concentration, or failures related to staking mechanisms. In addition, changes to the Ethereum protocol or economic incentives for validators and stakers may have unintended consequences that adversely affect network performance or the value of Ether. Companies that hold Ether may be exposed to both market volatility and operational risks related to network participation.

Solana Risk. Solana is a decentralized blockchain network that supports smart contracts and decentralized applications and operates using a delegated proof-of-stake consensus mechanism. The value of SOL, the native crypto currency of the Solana network, is highly volatile and subject to significant price fluctuations driven by market sentiment, network usage, liquidity conditions, regulatory developments, technological changes, competition from other blockchain platforms, and macroeconomic factors. The Solana network has experienced network outages, performance disruptions, and transaction delays and may experience similar events in the future due to software bugs, protocol changes, validator concentration or misconfiguration, cybersecurity incidents, or other technical or operational issues. These events could adversely affect the functionality, adoption, or market value of SOL. Markets for SOL may be less liquid and more fragmented than traditional securities markets, and trading venues for SOL are generally subject to less regulation and oversight than U.S. securities exchanges. Companies that hold SOL may experience significant volatility in their financial condition and market valuation, which may adversely affect the Fund’s investments.

GSR CRYPTO CORE3 ETF | Crypto Currency Risk (Reference Assets), Bitcoin Risk Member
Prospectus [Line Items]
Risk [Text Block]
Bitcoin Risk. Bitcoin is a decentralized crypto currency that is not issued or guaranteed by any government or central authority. The value of Bitcoin is highly volatile and subject to rapid and substantial price fluctuations driven by market sentiment, macroeconomic conditions, liquidity constraints, regulatory developments, technological changes, and other factors. Bitcoin markets may be less liquid and more fragmented than traditional securities markets, and trading venues for Bitcoin are generally subject to less regulation and oversight than U.S. securities exchanges. In addition, Bitcoin is subject to risks related to forks, changes to the Bitcoin protocol, cybersecurity incidents, or attacks on the Bitcoin network, any of which could adversely affect its functionality, adoption, or value. Companies that hold Bitcoin may experience significant volatility in their financial condition and market valuation, which may adversely affect the Fund’s investments. The supply of bitcoin is governed by the Bitcoin protocol, which limits the total number of bitcoins that may ever be created to 21 million. New bitcoins are introduced into circulation as block rewards paid to miners, with the issuance rate decreasing over time through periodic “halving” events. Bitcoin does not have a central authority that can modify its supply in response to market conditions, and there is no assurance that the fixed supply model will support long-term value or adoption. Transaction fees, miner incentives, and market demand play a significant role in the economics of the Bitcoin network and may affect the cost, speed, and reliability of bitcoin transactions.

GSR CRYPTO CORE3 ETF | Crypto Currency Risk (Reference Assets), Ether Risk Member
Prospectus [Line Items]
Risk [Text Block]
Ether Risk. Ethereum is a decentralized blockchain platform that supports smart contracts and decentralized applications and operates using a proof-of-stake consensus mechanism. The value of Ether, the native crypto currency of the Ethereum network, is highly volatile and may be affected by factors including network usage, transaction fees, technological upgrades, competition from other blockchain platforms, regulatory developments, and market sentiment. The Ethereum network is subject to risks associated with protocol changes, software bugs, network congestion, validator concentration, or failures related to staking mechanisms. In addition, changes to the Ethereum protocol or economic incentives for validators and stakers may have unintended consequences that adversely affect network performance or the value of Ether. Companies that hold Ether may be exposed to both market volatility and operational risks related to network participation.

GSR CRYPTO CORE3 ETF | Crypto Currency Risk (Reference Assets), Solana Risk Member
Prospectus [Line Items]
Risk [Text Block]
Solana Risk. Solana is a decentralized blockchain network that supports smart contracts and decentralized applications and operates using a delegated proof-of-stake consensus mechanism. The value of SOL, the native crypto currency of the Solana network, is highly volatile and subject to significant price fluctuations driven by market sentiment, network usage, liquidity conditions, regulatory developments, technological changes, competition from other blockchain platforms, and macroeconomic factors. The Solana network has experienced network outages, performance disruptions, and transaction delays and may experience similar events in the future due to software bugs, protocol changes, validator concentration or misconfiguration, cybersecurity incidents, or other technical or operational issues. These events could adversely affect the functionality, adoption, or market value of SOL. Markets for SOL may be less liquid and more fragmented than traditional securities markets, and trading venues for SOL are generally subject to less regulation and oversight than U.S. securities exchanges. Companies that hold SOL may experience significant volatility in their financial condition and market valuation, which may adversely affect the Fund’s investments.

GSR CRYPTO CORE3 ETF | Risks Related To The Regulation Of Reference Assets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to the Regulation of Reference Assets. Any final determination by a court that any of the Reference Assets or any other digital asset is a “security” or a “commodity” may adversely affect the value of such asset and the value of the Fund’s shares and, if a Reference Asset is not, or cannot, be registered as a security, result in a potential termination of the Fund. Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider Bitcoin or ETH to be securities, and does not currently consider Bitcoin to be a security. The SEC staff’s guidance regarding whether a digital asset is or is not a security is not determinative or binding and a court may come to a different conclusion. The SEC has brought enforcement actions against the issuers and promoters of several digital assets on the basis that the digital assets in question are securities and has brought enforcement actions against various digital asset trading platforms for allegedly operating unregistered securities exchanges on the basis that certain of the digital assets traded on their platforms are securities. Whether any Reference Asset is a security under the federal securities laws depends on whether it meets the definitions of “security” under the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, including tests developed by the federal courts. If an appropriate court determines that any Reference Asset is a security, the Adviser would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

GSR CRYPTO CORE3 ETF | Crypto Currency Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Digital Assets/Cryptocurrency Market Volatility Risk. The prices of the Reference Assets have historically been highly volatile. The value of the Fund’s exposure to the Reference Assets—and therefore the value of an investment in the Fund—could decline significantly and without warning, including to zero. Trading prices of crypto currencies, and digital assets overall, have experienced steep increases followed by sharp drawdowns multiple times in recent years, and such volatility may persist.

GSR CRYPTO CORE3 ETF | Digital Assets/Cryptocurrency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Digital Assets/Cryptocurrency Risk. The performance of the Reference Assets, and consequently the Fund’s performance, is subject to the risks of the digital assets and cryptocurrency markets. The trading prices of many digital assets/cryptocurrency, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of a Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of each Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Assets, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” cryptocurrencies are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender.

The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.
GSR CRYPTO CORE3 ETF | Staking And Validator Risk Member
Prospectus [Line Items]
Risk [Text Block]
Staking and Validator Risk. When the Fund stakes Reference Assets that utilize proof-of-stake consensus (currently, Ethereum and Solana), the assets are subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, slashing, missed rewards, validator problems, and errors. Staking requires that the Fund lock up the staked asset and become subject to an unbonding period to unstake it, during which the Fund cannot sell or transfer the staked asset and remains exposed to market volatility. The unbonding period differs by network and may change over time; currently, unstaking ETH generally involves a multi-day or longer withdrawal process subject to protocol limits and queueing mechanisms, while unstaking SOL typically involves a shorter unbonding period measured in network epochs, but may still delay access to the asset during periods of network congestion or protocol changes. Unbonding times for ETH may be up to several weeks depending on network conditions.

Staking may involve the risk of slashing, which is a penalty imposed on validators for actions that threaten network integrity, such as double-signing, downtime, or malicious activity. Correlated slashing events may result in significant losses. Staking assets may mean less control compared to holding them in a wallet, regulatory risks exist, and that staking yields change largely because the rewards are fixed over time but the amount of capital that participates in staking or lending changes. Staked Reference Assets are also subject to risks associated with technology and security, including validator or custodian failure, smart contract vulnerabilities, governance changes, or network downtime or attacks, any of which could result in a complete or partial loss of the staked asset or rewards.

The Solana and Ethereum networks rely on validators that stake SOL or ETH, respectively, to participate in transaction validation and block production. These networks are subject to risks associated with validator performance, concentration, and behavior. Validators may experience operational failures, software bugs, cybersecurity incidents, or outages that disrupt network operations, delay transaction processing, or impair network functionality. Concentration of staking power among a limited number of validators or staking service providers may reduce network decentralization and increase the risk of governance influence or coordinated behavior.

Validators that fail to comply with protocol rules, whether due to misconfiguration, downtime, or malicious activity, may be subject to penalties, including the loss (“slashing”) of a portion of staked SOL or ETH. Changes to staking mechanics, validator incentive structures, or penalty regimes on the Solana or Ethereum networks may affect validator participation, network security, or transaction processing and could adversely affect the performance of the networks or the market value of SOL or ETH.

GSR CRYPTO CORE3 ETF | Reference Asset ETF Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. When the Fund invests in ETFs, it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset.
GSR CRYPTO CORE3 ETF | Risk Factors Related To Digital Assets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk Factors Related to Digital Assets

•The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

•The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or staked asset. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

•Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

•Changes in the governance of a digital asset network may not receive sufficient support from users and validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

GSR CRYPTO CORE3 ETF | Risk Factors Related To The Digital Asset Platforms Risk Member
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Risk [Text Block]
Risk Factors Related to the Digital Asset Platforms

•The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

•Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

•The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

•As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

•Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

GSR CRYPTO CORE3 ETF | Risk Factors Related To The Regulation Of The Reference Asset Risk Member
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Risk Factors Related to the Regulation of the Reference Asset

•There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

•If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

•The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

GSR CRYPTO CORE3 ETF | Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the GSR Crypto Core3 Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The GSR Crypto Core3 Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the GSR Crypto Core3 Subsidiary, will not have all the protections offered to investors in registered investment companies.

GSR CRYPTO CORE3 ETF | Reverse Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. The Fund will use Reverse Repurchase agreements to maintain its status a regulated investment company under the IRS Code. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

GSR CRYPTO CORE3 ETF | Custodian Risk Member
Prospectus [Line Items]
Risk [Text Block]	Custodian Risk. The Reference Assets and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodian is in control of the private keys for each of the Fund’s digital wallets. In the event the Crypto Custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by the Crypto Custodian could be lost.
GSR CRYPTO CORE3 ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. To the extent the Fund invests in foreign securities they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

GSR CRYPTO CORE3 ETF | ETF Structure Risk Member
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Risk [Text Block]
ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Partial Cash Redemption Risk. The Fund intends to redeem Shares partially for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

GSR CRYPTO CORE3 ETF | ETF Structure Risk, Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

GSR CRYPTO CORE3 ETF | ETF Structure Risk, Partial Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]
Partial Cash Redemption Risk. The Fund intends to redeem Shares partially for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

GSR CRYPTO CORE3 ETF | ETF Structure Risk, Market Price Variance Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

GSR CRYPTO CORE3 ETF | ETF Structure Risk, Authorized Participants (“APs”), Market Makers, And Liquidity Providers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

GSR CRYPTO CORE3 ETF | ETF Structure Risk, Costs Of Buying Or Selling Shares Of An ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

GSR CRYPTO CORE3 ETF | Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GSR CRYPTO CORE3 ETF | Indirect Investment Risk Member
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Risk [Text Block]
Indirect Investment Risk. None of the Reference ETFs or the Reference Assets are affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to IBIT, or any other Reference ETF. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Assets and make no representation as to the performance of the Reference Assets. Investing in the Fund is not equivalent to investing in the Reference Assets. The Fund’s performance is not intended to, nor will it, track the performance of the Reference Assets or any other Reference ETF.

GSR CRYPTO CORE3 ETF | Non-Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Assets and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio, including staking.
GSR CRYPTO CORE3 ETF | Economic And Market Events Risk Member
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

GSR CRYPTO CORE3 ETF | U.S. Government Securities Risk Member
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Risk [Text Block]
U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

GSR CRYPTO CORE3 ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
GSR CRYPTO CORE3 ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
GSR CRYPTO CORE3 ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.